Movements in subordinated debt (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening Balances on January 1	R$ 53,246,232	R$ 49,313,508
Issuance	9,130,200	688,186
Interest	3,154,164	2,403,327
Settlement and interest payments	(11,165,628)	(2,374,538)
Exchange variation	86,109	3,215,749
Closing balance on December 31	R$ 54,451,077	R$ 53,246,232